May 31, 2017
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II
Macquarie Emerging Markets Portfolio II

DELAWARE POOLED® TRUST

Macquarie Emerging Markets Portfolio II (the "Portfolio")

Supplement to the Portfolio's Prospectus

dated February 28, 2017

(effective March 31, 2017, as amended and restated April 5, 2017)

Effective immediately, the following replaces the first paragraph in the prospectus section entitled "Portfolio Summaries –Macquarie Emerging Markets Portfolio II – What are the Portfolio's principal investment strategies?":

What are the Portfolio's principal investment strategies? The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Portfolio's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change. The Portfolio may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.  The Portfolio will primarily invest in countries included in the MSCI Emerging Markets Index. Benchmark weightings may result in the Portfolio investing over 25% in any one country.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL.  MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by U.S. laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated May 31, 2017.

What are the Portfolio's principal investment strategies?

The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Portfolio's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change. The Portfolio may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.  The Portfolio will primarily invest in countries included in the MSCI Emerging Markets Index. Benchmark weightings may result in the Portfolio investing over 25% in any one country.